Form N-PX

                     Annual Report of Proxy Voting Record of

                              SEI Tax Exempt Trust




                  Investment Company Act File Number: 811-3447





                                   Registrant
                              SEI Tax Exempt Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 (800) 342-5734





                                Agent for Service

                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110




                       Date of Fiscal Year End: August 31



             Date of Reporting Period: July 1, 2003 to June 30, 2004




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                         California Municipal Bond Fund

The California Municipal Bond Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                         California Tax Exempt Portfolio

The California Tax Exempt Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                        Institutional Tax Free Portfolio

The Institutional Tax Free Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                        Intermediate-Term Municipal Fund

The Intermediate-Term Municipal Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                        Massachusetts Municipal Bond Fund

The Massachusetts Municipal Bond Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                    Massachusetts Tax-Free Money Market Fund

The Massachusetts Tax-Free Money Market Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                         New Jersey Municipal Bond Fund

The New Jersey Municipal Bond Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                          New York Municipal Bond Fund

The New York Municipal Bond Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.


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                        Pennsylvania Municipal Bond Fund

The Pennsylvania Municipal Bond Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                     Pennsylvania Tax-Free Money Market Fund

The Pennsylvania Tax-Free Money Market Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.
                          Short Duration Municipal Fund

The Short Duration Municipal Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                  Tax Free Fund

The Tax Free Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.


                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  SEI Tax Exempt Trust

                  By: /s/ signature
                  Edward D. Loughlin
                  President
                  Date: August 31, 2004